Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Derivative expense	$ (109,872)	$ 0	$ (109,872)	$ 0
Change in value of derivative liability	8,735	0	8,735	0
Debt Discount, Unamortized	179,715		179,715
Convertible Prom Note #1
Date of Agreement	2014-03-11		2014-03-11
Convertible Note	37,500		37,500
Convertible Note, Balance	25,500		25,500
Convertible Prom Note #6
Date of Agreement	2014-08-13		2014-08-13
Convertible Note	60,500		60,500
Convertible Prom Note #7
Date of Agreement	2014-08-19		2014-08-19
Convertible Note	57,895		57,895
Convertible Prom Note #8
Date of Agreement	2014-09-18		2014-09-18
Convertible Note	$ 64,500		$ 64,500